UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2015

Item 1. Report to Stockholders.

“STOCKS
ARE SELDOM
CHEAP &
POPULAR
AT THE
SAME TIME.”

– Ernest C. Villere (1904-1986)

VILLX & VLEQX

Semi-Annual Report February 28, 2015

The market is a place where those who try to follow the popular trends end up behind them. In our opinion, the key to real growth is value, finding the quiet order within the chaos. At Villere & Company, we use time-tested methods of deep research, a teamwork approach, and a focus on innovation to look for long-term investments that could offer stability and have the potential to outperform the market. For over a century, it’s been our tradition. Find out more and see the latest national media coverage of the firm at: villere.com.

Villere Funds

Table of Contents

A Message to Our Shareholders	2

Sector Allocation	8

Expense Example	10

Schedules of Investments	12

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	24

Additional Information	35

Privacy Notice	Inside Back Cover

Villere Funds

February 28, 2015

To Our Fellow Shareholders:

As a reminder, we launched the Balanced Fund in 1999 to invest in both stocks and bonds.  In 2013, we decided to introduce the Equity Fund for investors that were not interested in bonds.  Generally speaking, the stocks held in the Villere Equity Fund will be similar (but not identical) to the equity portion of the Villere Balanced Fund.  Individual stock weightings will also differ between the two Funds.

Villere Balanced Fund Performance

As of February 28, 2015, the Villere Balanced Fund had a one-year return of 1.66%, a five-year annualized return of 14.89%, a ten-year annualized return of 7.78%, and annualized return since inception of 8.81%.

					Since
Average Annual Total Returns					Inception
for Period Ending 2/28/15	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Villere Balanced Fund	-4.06%	1.66%	14.89%	7.78%	8.81%
Barclays Capital Intermediate
Government/Credit
Bond Index	1.34%	2.77%	3.36%	4.23%	5.05%
Lipper Balanced Fund Index	2.90%	8.02%	10.01%	6.25%	5.47%
S&P 500 Total Return Index	6.12%	15.51%	16.18%	7.99%	5.24%

*	Not Annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Balanced Fund was 0.87%.

While our performance has lagged our peer groups for the six month period as measured by the Barclays Capital Intermediate Government/Credit Bond Fund Index, Lipper Balanced Fund Index, and S&P 500 Index, our longer term track record remains strong.  While we were in the disappointing 96th percentile of Morningstar’s Moderate Target Risk peer group over the one year period at February 28, 2015, we remained in the top 1 percent and top 7 percent for the trailing five and ten year periods, respectively.  These percentiles compare us to 833, 632, and 434 funds, respectively, and are based on annualized returns for each time period.

Villere Funds

The stock market has continued its strong recovery, with the S&P 500 up a stunning 206% since its bottom on March 6, 2009.  In the twelve months ending February 28, 2015, the S&P 500 was up 16%.  Given this massive rally and 10 year U.S. Treasuries hovering in the 2% yield range, investors are justifiably concerned that a market correction is coming.  We, too, have some concern that this rally must eventually end and are being exceedingly cautious in deploying your capital.  We continue to search for companies that remain cheap or misunderstood; where we believe we are able to identify hidden value.

Villere Equity Fund Performance

As of February 28, 2015, the Villere Equity Fund has been operating for 21 months.  The Fund has returned 6.88% since inception (annualized), which is unfortunately behind both the S&P
500 Total Return Index and the Lipper Mid-Cap Growth Fund Index since its inception.

			Since
Average Annual Total Returns			Inception
for Period Ending 2/28/15	6 Mos.*	1 Year	5/31/13
Villere Equity Fund	-5.20%	1.39%	6.88%
Lipper Mid-Cap Growth Fund Index	6.58%	8.76%	17.93%
S&P 500 Total Return Index	6.12%	15.51%	18.13%

*	Not Annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.26%.

We are not satisfied with this performance.  That said, we have no intention of changing our strategy, which has served our clients well over the longer term, and is discussed further below.

General Discussion

As you may recall, our dream investment is a U.S.-domiciled publicly traded company that dominates its niche, is run by a terrific management team, is growing earnings, has little or no debt, and is valued reasonably.  Suffice it to say, we are not the only investors seeking such an investment.  We often rely on our long-term perspective to buy stocks that face short-term issues that frighten away other investors, thus allowing the shares to trade at attractive

Villere Funds

valuations.  We seek to build portfolios of only our twenty to twenty-five best stock ideas and to hold stocks until our thesis changes or we consider the share price to be unsustainably high.  We typically hold stocks for three to five years or more.  In addition to minimizing trading costs, this long holding period should create a lower tax burden for our taxable investors.

We attribute our weak short-term performance to a few key items.  First, our two oil exploration and production investments, Sanchez and Oasis, were both decimated by the plummeting price of oil (from about $100 in June to about $50 at the end of February).  We clearly were surprised by this steep and rapid decline, as each of these two stocks lost more than half of their value during the period.  Second, both of last year’s top stock winners in our portfolio, Conn’s and 3D Systems, fell significantly off their highs.  Although 3D Systems disappointed investors with its sales growth and its profit margins, we continue to believe in the long term prospects for this exciting company and industry.  At Conn’s, investors (including us) grew increasingly concerned with the creditworthiness of the company’s consumer base.  We sold our entire positions in Oasis and Conn’s during the last six months, but continue to hold Sanchez and 3D Systems.

In addition to Oasis and Conn’s, we also exited our position in Edwards Lifesciences, which has been a terrific performer for us.  While we believe that the prospects for Edwards’ innovative transcatheter aortic heart valve replacement (or TAVR) are strong, we felt that its valuation is no longer as compelling as some other opportunities that we have identified.  We also sold our position in KLX, which we received as the spinout of BE Aerospace’s consumables division.

New stocks added to the portfolio included two technology companies that should benefit from the 10,000 baby boomers turning 65 every day.  Financial Engines is an innovative company used to help 800,000 people manage $100 billion in retirement investments.  In a nutshell, large employers hire Financial Engines to help their employees manage their 401(k) retirement plans.  The company was co-founded by noted investment researcher and Nobel laureate Bill Sharpe, and uses technology to aid investors in making customized decisions for their retirement.  The fact that 1/3 of Fortune 500 companies use their services is a validation of our view, as AT&T and Microsoft recently joined the likes of Ford, Raytheon, Dell, and Bristol-Myers Squibb as customers.

The second new investment that plays on the retirement theme is DST Systems.  DST is a provider of technology and business processing to financial services, healthcare, and customer communications.  We use DST’s

Villere Funds

Vision platform to track holders of our mutual funds, for example, because of its ability to seamlessly handle a massive amount of data in a reliable, highly-secure manner.  Customers are very sticky – their top 5 financial services clients have been with them for 30 years on average; don’t tell them, but we wouldn’t dare move our business for something this critical.  More importantly, we believe that investors have been overlooking the huge amount of non-core assets that the company has been shedding, as it has been paying out about $100 million to shareholders each quarter since 2013.  We believe that over the next two years they will liquidate close to another billion dollars that they can use to buy back stock and reduce debt, further strengthening their balance sheet.

While we know better than to make guarantees, we’re willing to make investments in companies that do.  We bought shares of discount men’s clothing retailer Men’s Wearhouse after the company purchased rival haberdasher Jos. A. Bank.  Our thesis on this purchase is two-fold: first, we think that this merger will have the dual impact of allowing the two brands to be less aggressive in their price war; second, there is a meaningful opportunity to eliminate costs in the combined company.  Like Jos. A. Bank’s infamous buy one get three suits (or more) promotions, we think each share of Men’s Wearhouse gives investors interest in a growing retailer, the top formalwear rental operation in the United States with $430 million in revenues and 85% gross margins, and an opportunity for as much as $150 million in synergies from the Jos. A. Bank acquisition.  While other investors worry about short term issues regarding the company’s management change and the integration of Jos. A. Bank, we are focused on the $6 per share of earnings power that management expects in 2017.  Our store checks confirmed that they have a distinct selling style that increases sales and we believe that there is plenty of “low-hanging fruit to pluck” as these techniques get implemented at Jos. A. Bank.

We will continue to invest your money the way we always have, and will conduct extensive due diligence to assemble a portfolio of companies with great management teams, strong earnings power, and enviable market positions.  We will continue to maintain concentrated portfolios of only our best ideas.  As a result, we expect that our Funds will likely be more volatile than our peers, but we believe that our investors will be compensated for this volatility.

We thank both our existing customers as well as all of the advisors who have purchased the Funds for their clients for doing their due diligence and scouring the planet for mutual funds.

Villere Funds

Thank you for your investment in the Villere Equity Fund and the Villere Balanced Fund.

St. Denis J. Villere	George G. Villere

George V. Young	St. Denis J. Villere III

Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young, St. Denis J. Villere III, and Lamar G. Villere and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice.

The Lipper Balanced Fund Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.  The Lipper Mid Cap Growth Fund Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends.  The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years.

It is not possible to invest directly in an index.

Earnings growth is not a measure of the Fund’s future performance.

Villere Funds

Mutual fund investing involves risk; loss of principal is possible.  Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.  The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.  These risks are magnified in emerging markets.  The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

Morningstar Numeric Rankings represent a fund’s total return rank relative to all funds that have the same Morningstar Category. Percentile ranking is based on the total number of funds ranked and the Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. The highest percentile rank is 1 and the lowest is 100.

@ 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC. 5/15

Villere Funds

SECTOR ALLOCATION at February 28, 2015 (Unaudited)

Villere Balanced Fund

Sector Allocation	Percent of Net Assets

Finance & Insurance	23.3%
General Manufacturing	22.5%
Food Manufacturing	9.8%
Computer & Electronic Products	9.1%
Retail Trade	7.0%
Professional, Scientific & Technical Services	6.0%
Mining	5.3%
Information	4.9%
Real Estate, Rental & Leasing	4.8%
Money Market Funds	3.5%
Transportation & Warehousing	1.7%
Utilities	1.4%
Chemical Manufacturing	0.6%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Villere Funds

SECTOR ALLOCATION at February 28, 2015 (Unaudited)

Villere Equity Fund

Sector Allocation	Percent of Net Assets

Finance & Insurance	22.3%
General Manufacturing	22.0%
Food Manufacturing	9.1%
Computer & Electronic Products	7.9%
Mining	7.8%
Money Market Funds	7.3%
Retail Trade	7.1%
Professional, Scientific & Technical Services	6.9%
Information	4.9%
Real Estate, Rental & Leasing	4.7%
Liabilities in Excess of Other Assets*	0.0%
Total	100.0%

*	Less than 0.0% of net assets.

Villere Funds

EXPENSE EXAMPLE For the Six Months Ended February 28, 2015 (Unaudited)

As a shareholder of the Villere Balanced Fund and Villere Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/14 – 2/28/15).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Villere Equity Fund.  In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account

Villere Funds

EXPENSE EXAMPLE For the Six Months Ended February 28, 2015 (Unaudited) (Continued)

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Villere Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14 – 2/28/15*
Actual	$1,000.00	$ 959.40	$4.13

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.58	$4.26

*
Expenses are equal to the Villere Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.85% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14 – 2/28/15*
Actual	$1,000.00	$ 948.00	$5.26

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.39	$5.46

**
Expenses are equal to the Villere Equity Fund’s annualized expense ratio of 1.09% (reflecting fee recoupments in effect) multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 71.3%

Aerospace Products
& Services: 3.5%
448,300	BE Aerospace,
	Inc.*	$28,484,982

Computer & Electronic
Products: 6.8%
201,050	Apple, Inc.	25,826,883
325,000	Varian Medical
	Systems, Inc.*	30,215,250
		56,042,133

Credit Intermediation: 12.8%
677,112	Euronet
	Worldwide,
	Inc.*	38,256,828
1,514,171	EverBank
	Financial Corp.	27,224,795
148,000	Visa, Inc.	40,153,880
		105,635,503

Data Processing
& Hosting: 2.1%
159,750	DST Systems,
	Inc.	16,979,827

Food Manufacturing: 7.5%
1,482,810	Flowers Foods,
	Inc.	32,088,008
813,886	Pinnacle Foods
	Inc.	29,544,062
		61,632,070

Furniture
Manufacturing: 3.3%
610,616	Leggett &
	Platt, Inc.	27,508,251

Insurance Carriers: 3.5%
340,700	Express Scripts
	Holding Co.*	28,887,953

Machinery: 3.3%
890,600	3D Systems
	Corp.*	27,136,582

Merchant Wholesalers &
Durable Goods: 4.0%
1,353,100	LKQ Corp.*	33,252,432

Oil & Gas Extraction: 2.8%
1,720,402	Sanchez Energy
	Corp.*1	23,053,387

Professional, Scientific &
Technical Services: 5.4%
1,264,179	EPIQ Systems,
	Inc. 1,2	22,249,550
1,408,444	Luminex
	Corp.*1,2	22,168,909
		44,418,459

Real Estate: 4.7%
260,790	The Howard
	Hughes Corp.*	39,063,734

Retail: 6.5%
260,790	The Men’s
	Wearhouse, Inc.	14,442,173
890,800	Sotheby’s	39,150,660
		53,592,833

Sporting & Recreation
Goods: 5.1%
613,516	Pool Corp.1	42,436,902

TOTAL
COMMON STOCKS
(Cost $481,234,154)		588,125,048

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 25.1%

Administrative &
Support Services: 0.1%
	Western Union
	Co., 1.262%,
$475,000	8/21/153	$476,285

Air Transportation: 0.2%
	PHI, Inc.,
	5.250%,
1,552,000	3/15/19	1,420,080

Beverage & Tobacco
Products: 1.6%
	Anheuser-
	Busch InBev
	Financial, Inc.,
	0.800%,
4,000,000	1/15/16	4,012,128
	Diageo Capital
	PLC, 0.625%,
1,750,000	4/29/16	1,749,027
	PepsiCo, Inc.,
	3.125%,
7,000,000	11/01/20	7,375,158
		13,136,313

Building Material, Garden
& Supplies Dealers: 0.2%
	The Home
	Depot, Inc.,
	5.400%,
2,000,000	3/01/16	2,097,562

Chemical
Manufacturing: 0.6%
	AbbVie, Inc.,
	1.750%,
5,000,000	11/06/17	5,042,625

Commercial Finance: 0.1%
	John Deere
	Capital Corp.,
	2.250%,
500,000	4/17/19	508,298

Computer & Electronic
Products: 2.3%
	Dell Computer
	Corp., 7.100%,
5,000,000	4/15/28	5,443,750
	Hewlett-Packard
	Co., 3.750%,
2,000,000	12/01/20	2,103,896
	ION Geophysical
	Corp., 8.125%,
5,000,000	5/15/18	4,025,000
	Texas Instruments,
	Inc., 1.000%,
7,750,000	5/01/18	7,675,251
		19,247,897

Credit Intermediation: 6.2%
	BB&T Corp.,
	4.900%,
1,000,000	6/30/17	1,075,054
	Capital One N.A.,
	1.500%,
14,085,000	3/22/18	13,977,644
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,642,844
	Ford Motor Credit
	Co. LLC,
	1.684%,
2,000,000	9/08/173	2,003,240
	2.875%,
2,500,000	10/01/18	2,579,753
	JPMorgan Chase
	& Co., 3.150%,
3,000,000	7/05/16	3,084,012
	1.625%,
9,775,000	5/15/18	9,745,352
	Royal Bank Of
	Canada, 1.500%,
2,000,000	1/16/18	2,007,968
	Sumitomo Mitsui
	Banking Corp.,
	0.900%,
4,000,000	1/18/16	4,003,908

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited) (Continued)

Principal
Amount		Value

Credit Intermediation: 6.2%
(Continued)
	Whitney National
	Bank, 5.875%,
$2,650,000	4/01/17	$2,798,845
		50,918,620

Fabricated Metal
Products: 0.7%
	Stanley Black &
	Decker, Inc.,
	2.900%,
5,765,000	11/01/22	5,843,490

Food Manufacturing: 2.4%
	Campbell Soup
	Co., 2.500%,
6,045,000	8/02/22	5,852,660
	Flowers Foods,
	Inc., 4.375%,
6,225,000	4/01/22	6,651,967
	Kraft Foods
	Group, Inc.,
	5.375%,
6,100,000	2/10/20	6,981,792
		19,486,419

Furniture
Manufacturing: 0.1%
	Leggett & Platt,
	Inc., 3.400%,
970,000	8/15/22	988,671

Machinery
Manufacturing: 0.2%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,283,879

Miscellaneous
Manufacturing: 0.6%
	International Game
	Technology,
	5.500%,
5,000,000	6/15/20	5,053,190

Motion Picture &
Entertainment: 0.6%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	520,941
	2.500%,
250,000	9/01/18	255,056
	3.250%,
4,395,000	3/15/23	4,331,734
		5,107,731

Oil & Gas: 1.8%
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,945,290
	Stone Energy
	Corp., 7.500%,
4,000,000	11/15/22	3,820,000
		14,765,290

Oil & Gas Extraction: 0.7%
	Sanchez Energy
	Corp., 6.125%,
6,000,000	1/15/23	5,535,000

Professional, Scientific &
Technical Services: 0.6%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,037,742

Publishing Industries: 1.3%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,433,640

Rail Transportation: 0.9%
	Norfolk Southern
	Corp., 3.000%,
7,415,000	4/01/22	7,563,693

Retail: 0.1%
	Amazon.com, Inc.,
	2.500%,
1,250,000	11/29/22	1,222,200

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited) (Continued)

Principal
Amount		Value

Securities & Financial
Services: 0.7%
	Goldman Sachs
	Group, Inc.,
	5.250%,
$5,000,000	7/27/21	$5,681,520
	Merrill Lynch &
	Co., Inc.,
	6.875%,
250,000	11/15/18	291,731
		5,973,251

Telecommunications: 1.1%
	AT&T, Inc.,
	1.600%,
5,250,000	2/15/17	5,264,700
	Vodafone Group
	PLC, 4.625%,
2,150,000	7/15/18	2,339,243
	4.375%,
1,000,000	3/16/21	1,102,057
		8,706,000

Utilities: 1.4%
	Duke Energy
	Corp., 2.150%,
2,800,000	11/15/16	2,856,731
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,782,714
	Wisconsin
	Electric Power
	Co., 1.700%,
2,100,000	6/15/18	2,099,731
		11,739,176

Water Transportation: 0.6%
	Carnival Corp.,
	3.950%,
5,000,000	10/15/20	5,310,115

TOTAL CORPORATE
BONDS
(Cost $203,911,698)		206,897,167

SHORT-TERM INVESTMENTS: 3.5%

Money Market Funds: 3.5%
23,145,150	Federated
	Treasury
	Obligation
	Fund –
	Trust Shares,
	0.010%4	23,145,150
5,638,837	Fidelity Money
	Market
	Portfolio –
	Select Class,
	0.010%4	5,638,837
		28,783,987
TOTAL SHORT-TERM
INVESTMENTS
(Cost $28,783,987)		28,783,987
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $713,929,839)		823,806,202
Other Assets in Excess of
Liabilities: 0.1%		878,494
TOTAL NET
ASSETS: 100.0%		$824,684,696

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940. See Note 6 in Notes to Financial Statements.
2
A portion of this security is considered illiquid.  As of February 28, 2015, the total market value of illiquid securities was $44,418,459 or 5.4% of net assets.  See Note 2 in Notes to Financial Statements.

3	Variable rate security.
4	Seven-day yield as of February 28, 2015.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 92.7%

Aerospace Products
& Services: 4.4%
31,600	BE Aerospace,
	Inc.*	$2,007,864

Computer & Electronic
Products: 7.9%
18,545	Apple, Inc.	2,382,291
12,750	Varian Medical
	Systems, Inc.*	1,185,367
		3,567,658

Credit Intermediation: 18.1%
52,900	Euronet
	Worldwide, Inc.*	2,988,850
100,800	EverBank
	Financial Corp.	1,812,384
25,700	Financial Engines,
	Inc.	1,035,710
8,700	Visa, Inc.	2,360,397
		8,197,341

Data Processing &
Hosting: 4.9%
20,900	DST Systems, Inc.	2,221,461

Food Manufacturing: 9.1%
96,700	Flowers
	Foods, Inc.	2,092,588
56,400	Pinnacle
	Foods Inc.	2,047,320
		4,139,908

Furniture Manufacturing: 4.6%
46,600	Leggett &
	Platt, Inc.	2,099,330

Insurance Carriers: 4.3%
23,050	Express Scripts
	Holding Co.*	1,954,409

Machinery: 3.8%
56,916	3D Systems Corp.*	1,734,231

Merchant Wholesalers &
Durable Goods: 4.1%
76,700	LKQ Corp.*	1,884,902

Oil & Gas Extraction: 7.8%
37,300	Oceaneering
	International,
	Inc.	2,033,969
113,500	Sanchez Energy
	Corp.*1	1,520,900
		3,554,869

Professional, Scientific &
Technical Services: 6.9%
87,000	EPIQ Systems,
	Inc.1,2	1,531,200
100,500	Luminex Corp.*1,2	1,581,870
		3,113,070

Real Estate: 4.7%
14,230	The Howard
	Hughes Corp.*	2,131,512

Retail: 7.1%
21,000	The Men’s
	Wearhouse, Inc.	1,053,990
49,300	Sotheby’s	2,166,735
		3,220,725

Sporting & Recreation
Goods: 5.0%
32,700	Pool Corp.1	2,261,859

TOTAL COMMON STOCKS
(Cost $37,631,690)		42,089,139

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund
SCHEDULE OF INVESTMENTS at February 28, 2015 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 7.3%

Money Market Funds: 7.3%
1,327,097	Federated Treasury
	Obligation Fund –
	Trust Shares,
	0.010%3	$1,327,097
1,129,816	Fidelity Money
	Market Portfolio –
	Select Class,
	0.010%3	1,129,816
877,443	Invesco Short-Term
	Treasury Portfolio –
	Institutional Class,
	0.010%3	877,443
		3,334,356
TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,334,356)		3,334,356
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $40,966,046)		45,423,495
Liabilities in Excess of
Other Assets: 0.0%^		(14,012)
TOTAL NET
ASSETS: 100.0%		$45,409,483

*	Non-income producing security.
^	Amount is less than 0.05%.
1	Affiliated company as defined by the Investment Company Act of 1940. See Note 6 in Notes to Financial Statements.
2
A portion of this security is considered illiquid.  As of February 28, 2015, the total market value of illiquid securities was $3,113,070 or 6.9% of net assets.  See Note 2 in Notes to Financial Statements.

3	Seven-day yield as of February 28, 2015.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2015 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $603,733,735 and $33,647,426, respectively)	$713,897,454	$38,527,666
Investments in affiliated securities, at value
(Cost $110,196,104 and $7,318,620, respectively)	109,908,748	6,895,829
Total investments, at value
(Cost $713,929,839 and $40,966,046, respectively)	823,806,202	45,423,495
Receivables:
Fund shares sold	372,199	296
Dividends and interest	2,331,620	33,815
Prepaid expenses	33,203	9,472
Total assets	826,543,224	45,467,078

LIABILITIES
Payables:
Fund shares redeemed	1,205,327	—
Investment advisory fees	484,626	25,809
Administration fees	92,663	4,276
Trustee fees	1,416	987
Fund accounting fees	14,574	5,019
Transfer agent fees	14,201	3,233
Custody fees	18,818	876
Chief Compliance Officer fees	1,469	1,465
Other accrued expenses	25,434	15,930
Total liabilities	1,858,528	57,595
NET ASSETS	$824,684,696	$45,409,483

COMPONENTS OF NET ASSETS
Paid-in capital	$717,401,203	$43,466,478
Undistributed (Accumulated) net investment income (loss)	540,613	(115,772)
Accumulated net realized loss on investments	(3,133,483)	(2,398,672)
Net unrealized appreciation on investments	109,876,363	4,457,449
Net assets	$824,684,696	$45,409,483

Net Assets	$824,684,696	$45,409,483
Shares of beneficial interest issued and outstanding	34,139,077	4,116,663
Net assets value, offering, and redemption price per share	$24.16	$11.03

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six-Months Ended February 28, 2015 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
INVESTMENT INCOME
Interest	$4,273,949	$274
Income
Dividends from unaffiliated investments	2,710,727	134,190
Dividends from affiliated investments (Note 6)	362,526	22,854
Total investment income	7,347,202	157,318

EXPENSES
Investment advisory fees	3,681,638	163,636
Administration fees	290,461	15,292
Transfer agent fees	47,441	9,677
Custody fees	44,930	2,356
Fund accounting fees	33,711	15,557
Reports to shareholders	25,058	2,478
Registration fees	22,249	5,023
Miscellaneous expense	17,080	1,403
Audit fees	10,691	10,708
Trustee fees	9,186	5,328
Chief Compliance Officer fees	4,469	4,465
Legal fees	331	1,021
Insurance expense	219	947
Total expenses	4,187,464	237,891
Plus: prior year fees recouped	—	27,473
Net expenses	4,187,464	265,364
Net investment income (loss)	3,159,738	(108,046)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	31,299,026	496,826
Net realized loss on affiliated investments (Note 6)	(21,416,719)	(1,743,771)
Change in net unrealized depreciation on investments	(69,115,187)	(1,058,746)
Net realized and unrealized loss on investments	(59,232,880)	(2,305,691)
Net decrease in net assets resulting from operations	$(56,073,142)	$(2,413,737)

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,159,738	$11,434,998
Net realized gain on unaffiliated investments	31,299,026	29,554,422
Net realized loss on affiliated investments	(21,416,719)	—
Change in net unrealized appreciation (depreciation)
on investments	(69,115,187)	99,458,869
Net increase (decrease) in net assets
resulting from operations	(56,073,142)	140,448,289

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,348,211)	(4,283,121)
From net realized gain	(41,083,362)	(16,849,135)
Total distributions to shareholders	(52,431,573)	(21,132,256)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares (a)	(276,043,707)	269,601,041
Total increase (decrease) in net assets	(384,548,422)	388,917,074

NET ASSETS
Beginning of period/year	1,209,233,118	820,316,044
End of period/year	$824,684,696	$1,209,233,118
Undistributed net investment income	$540,613	$8,729,086

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2015		Year Ended
	(Unaudited)		August 31, 2014
	Shares	Value	Shares	Value
Shares sold	2,453,001	$60,859,340	26,158,416	$658,740,400
Shares issued in
reinvestment of
distributions	2,099,253	48,807,625	780,474	19,418,186
Shares redeemed	(15,749,535)	(385,710,672)	(16,142,871)	(408,557,545)
Net increase (decrease)	(11,197,281)	$(276,043,707)	10,796,019	$269,601,041

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(108,046)	$(28,270)
Net realized gain (loss) on unaffiliated investments	496,826	(323,772)
Net realized loss on affiliated investments	(1,743,771)	—
Change in net unrealized appreciation (depreciation)
on investments	(1,058,746)	5,222,694
Net increase (decrease) in net assets
resulting from operations	(2,413,737)	4,870,652

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(784,929)	—
Total distributions to shareholders	(784,929)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,369,213	17,585,588
Total increase (decrease) in net assets	(829,453)	22,456,240

NET ASSETS
Beginning of period/year	46,238,936	23,782,696
End of period/year	$45,409,335	$46,238,936
Accumulated net investment loss	$(115,772)	$(7,726)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2015		Year Ended
	(Unaudited)		August 31, 2014
	Shares	Value	Shares	Value
Shares sold	342,817	$3,736,998	1,839,763	$20,388,669
Shares issued in
reinvestment of
distributions	73,057	769,289	—	—
Shares redeemed (b)	(200,256)	(2,137,074)	(250,136)	(2,803,081)
Net increase	215,618	$2,369,213	1,589,627	$17,585,588

(b)	Net of redemption fees of $0 and $5,061, respectively.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2015	Year Ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Net asset value,
beginning of period/year	$26.67	$23.75	$20.42	$17.79	$13.41	$12.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.25	0.11	0.08	0.10	0.19
Net realized and
unrealized gain (loss)
on investments	(1.25)	3.16	3.69	3.07	4.46	0.72
Total from
investment operations	(1.13)	3.41	3.80	3.15	4.56	0.91

LESS DISTRIBUTIONS:
From net
investment income	(0.30)	(0.10)	(0.13)	(0.13)	(0.18)	(0.16)
From net realized gain	(1.08)	(0.39)	(0.34)	(0.39)	—	—
Total distributions	(1.38)	(0.49)	(0.47)	(0.52)	(0.18)	(0.16)
Net asset value,
end of period/year	$24.16	$26.67	$23.75	$20.42	$17.79	$13.41

Total return	(4.06)%^	14.51%	18.96%	18.25%	34.10%	7.16%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$824.7	$1,209.2	$820.3	$217.9	$86.4	$50.6

Portfolio turnover rate	5%^	25%	17%	17%	40%	27%

RATIOS:
Ratio of expenses to
average net assets	0.85%+	0.86%	0.90%	1.00%	1.11%	1.17%
Ratio of net investment income
to average net assets	0.64%+	1.02%	0.58%	0.68%	0.76%	1.31%

^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	February 28, 2015		Year Ended		Period Ended
	(Unaudited)		August 31, 2014		August 31, 2013*
Net asset value,
beginning of period/year	$11.85		$10.29		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)		(0.00	)(1)	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.59)		1.56		0.30
Total from
investment operations	(0.63)		1.56		0.29
Paid-in capital from
redemption fees	—		0.00	(1)	—

LESS DISTRIBUTIONS:
From net realized gain	(0.19)		—		—
Total distributions	(0.19)		—		—
Net asset value,
end of period/year	$11.03		$11.85		$10.29
Total return	(5.20	)%^	15.16%		2.90	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$45.4		$46.2		$23.8

Portfolio turnover rate	17	%^	13%		0	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.09	%+	1.20%		2.40	%+
After fees absorbed
or recouped	1.22	%+	1.25%		1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.37	)%+	(0.02)%		(1.69	)%+
After fees absorbed
or recouped	(0.50	)%+	(0.07)%		(0.54	)%+

*	The fund commenced operations on May 31, 2013.
^	Not annualized.
+	Annualized.
(1)	Amount lesss than $0.005.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Villere Balanced Fund and the Villere Equity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The Villere Balanced Fund commenced operations on September 30, 1999.  The Villere Equity Fund commenced operations on May 31, 2013.

The investment objective of the Villere Balanced Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.  The Villere Balanced Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

The Villere Equity Fund seeks to achieve long term growth. The Villere Equity Fund seeks to achieve its objective by investing in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2015.  See the Schedule of Investments for industry breakouts.

Villere Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$588,125,048	$—	$—	$588,125,048
Corporate Bonds	—	206,897,167	—	206,897,167
Short-Term
Investments	28,783,987	—	—	28,783,987
Total Investments
in Securities	$616,909,035	$206,897,167	$—	$823,806,202

Villere Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,089,139	$—	$—	$42,089,139
Short-Term
Investments	3,334,356	—	—	3,334,356
Total Investments
in Securities	$45,423,495	$—	$—	$45,423,495

It is the Funds’ policy to recognize transfers between levels at the end of each Funds’ reporting period.

There were no transfers made into or out of Level 1, 2, or 3 as of the six months ended February 28, 2015.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of February 28, 2015, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts.  As of February 28, 2015, neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Villere Equity Fund charges a 2.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Villere Equity Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.	Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

J.
Recently Issued Accounting Pronouncement.  In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Villere Balanced Fund and Villere Equity Fund based upon the average daily net assets of each Fund.  For the six months ended February 28, 2015, the Villere Balanced Fund incurred $3,681,638 and the Villere Equity Fund incurred $163,636 in advisory fees.

The Adviser has contractually agreed to limit each Fund’s annual ratio of expenses to 0.99%, and 1.25% of each Fund’s average daily net assets for the Villere Balanced Fund and Villere Equity Fund, respectively. The contract’s term is indefinite and may be terminated only by the Board of Trustees.

The Adviser is permitted to seek reimbursement from each respective Fund, subject to limitations, for fees waived and/or Funds’ expenses it pays over the following three years after payment.For the six months ended February 28, 2015, the Adviser recouped $27,473 in fees for the Villere Equity Fund.  As of February 28, 2015, the Adviser has recouped all eligible fees previously waived.

Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon the Board of Trustees review and approval.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended February 28, 2015 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as the Funds’ custodian.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2015, the cost of purchases and proceeds from the sales of securities, excluding short-term investments were as follows:

	Purchases	Sales
Villere Balanced Fund	$48,906,065	$344,910,890
Villere Equity Fund	$9,520,047	$6,903,729

For the six months ended February 28, 2015, there were no purchases or sales of U.S. Government obligations in the Villere Balanced Fund or the Villere Equity Fund.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2015 (estimated) and the year ended August 31, 2014 for the Funds were as follows:

Villere Balanced Fund

	February 28, 2015	August 31, 2014
Distributions paid from:
Ordinary income	$11,726,958	$6,094,421
Long-term capital gain	40,704,615	15,037,835
	$52,431,573	$21,132,256

Villere Equity Fund

	February 28, 2015	August 31, 2014
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	784,929	—
	$784,929	$—

The Fund designated as long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2014.

As of August 31, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

Villere Balanced Fund

Cost of investments	$1,016,753,858
Gross tax unrealized appreciation	189,317,255
Gross tax unrealized depreciation	(10,325,705)
Net tax unrealized appreciation	178,991,550
Undistributed ordinary income	8,729,086
Undistributed long-term capital gain	28,067,572
Total distributable earnings	36,796,658
Other accumulated losses	—
Total accumulated gains	$215,788,208

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

Villere Equity Fund

Cost of investments	$40,781,596
Gross tax unrealized appreciation	6,494,281
Gross tax unrealized depreciation	(978,086)
Net tax unrealized appreciation	5,516,195
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(374,524)
Total accumulated gains	$5,141,671

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2014, the Villere Equity Fund deferred, on a tax basis, qualified late year losses, consisting of ordinary late year losses of $366,798 and post-October losses of $7,726.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2(a)(3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Fund or the Advisor. For the six months ended February 28, 2015, the Funds had the following transactions with affiliated companies:

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

Villere Balanced Fund

As of February 28, 2015, the market value of all securities of affiliated companies held in the Villere Balanced Fund amount to $109,908,748, representing 13.3% of net assets.

	Share			Share
	Balance			Balance
	at			at	Realized		Value
	August 31,	Pur-		Feb. 28,	Gain	Dividend	Feb. 28,	Acquisition
	2014	chases	Sales	2015	(Loss)	Income	2015	Cost
Conn’s
Inc.	1,088,916	—	1,088,916	—	$(21,416,719)	$—	$—	$—
EPIQ
Systems,
Inc.	1,264,179	—	—	1,264,179	—	227,552	22,249,550	16,287,189
Luminex
Corp.	1,408,444	—	—	1,408,444	—	—	22,168,909	24,654,325
Pool
Corp.	613,516	—	—	613,516	—	134,974	42,436,902	28,896,191
Sanchez
Energy
Corp.	1,280,902	439,500	—	1,720,402	—	—	23,053,387	40,358,399
					$(21,416,719)	$362,526	$109,908,748	$110,196,104

Villere Equity Fund

As of February 28, 2015, the market value of all securities of affiliated companies held in the Villere Balanced Fund amount to $6,895,829, representing 15.2% of net assets.

	Share			Share
	Balance			Balance
	at			at	Realized		Value
	August 31,	Pur-		Feb. 28,	Gain	Dividend	Feb. 28,	Acquisition
	2014	chases	Sales	2015	(Loss)	Income	2015	Cost
Conn’s
Inc.	59,600	—	59,600	—	$(1,743,771)	$—	$—	$—
EPIQ
Systems,
Inc.	87,000	—	—	87,000	—	15,660	1,531,200	1,132,425
Luminex
Corp.	100,500	—	—	100,500	—	—	1,581,870	1,933,318
Pool Corp.	32,700	—	—	32,700	—	7,194	2,261,859	1,757,158
Sanchez
Energy
Corp.	72,600	40,900	—	113,500	—	—	1,520,900	2,495,719
					$(1,743,771)	$22,854	$6,895,829	$7,318,620

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2015 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions. The maximum amounts available for each Fund is $45,000,000 and $2,500,000 for the Villere Balanced Fund and Villere Equity Fund respectively. During the six months ended February 28, 2015, the Funds did not draw on the line of credit and there were no loan payable balances for the Funds at February 28, 2015.

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 209-1129 or by accessing the Funds’ web site at www.villere.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129.  Furthermore, you can obtain the Funds, proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 209-1129.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of each Funds’ prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 209-1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.villere.com.

(This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     May 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     May 6, 2015

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     May 6, 2015

* Print the name and title of each signing officer under his or her signature.